Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Summary of actual capital amounts and ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2014 and 2013, for Trustco Bank:

(dollars in thousands)	As of December 31, 2014		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$386,913	8.33%	5.00%	4.00%
Tier 1 risk-based capital	386,913	16.60	6.00	4.00
Total risk-based capital	416,269	17.86	10.00	8.00

(dollars in thousands)	As of December 31, 2013		Well	Adequately
	Amount	Ratio	Capitalized*	Capitalized*

Tier 1 (core) capital	$365,954	8.07%	5.00%	4.00%
Tier 1 risk-based capital	365,954	16.34	6.00	4.00
Total risk-based capital	394,200	17.60	10.00	8.00

*Regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized

The following is a summary of actual capital amounts and ratios as of December 31, 2014 and 2013 for TrustCo on a consolidated basis, with the calculations done on the same basis as for Trustco Bank.

(dollars in thousands)	As of December 31, 2014
	Amount	Ratio

Leverage capital	$397,400	8.55%
Tier 1 risk-based capital	397,400	17.04
Total risk-based capital	426,770	18.30
		.

(dollars in thousands)	As of December 31, 2013
	Amount	Ratio

Leverage capital	$375,063	8.27%
Tier 1 risk-based capital	375,063	16.74
Total risk-based capital	403,317	18.00